PROVISION FOR ENVIRONMENTAL REHABILITATION	12 Months Ended
Jun. 30, 2021
Provision for environmental rehabilitation [abstract]
PROVISION FOR ENVIRONMENTAL REHABILITATION
11

PROVISION FOR ENVIRONMENTAL

REHABILITATION
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
Estimates of future environmental

rehabilitation costs are determined

with the assistance of

an independent expert and

are based
on the

Group’s environmental

management plans

which are developed

in accordance

with regulatory

requirements, the

life-of-
mine plan

(as discussed

in note 9)

which influences

the estimated

timing of

environmental rehabilitation cash

outflows and

the
planned method of rehabilitation which in turn is influenced by developments in trends and technology.
An average discount rate ranging between 8.9 % and 9.0% (2020: between 8.1 % and 9.5%), average inflation rate of 5.2% (2020:
5.1
%) and the discount

periods as per the

expected life-of-mine were used in

the calculation of the

estimated net present value
of the rehabilitation liability.
ACCOUNTING POLICIES
The net present value of the

estimated rehabilitation cost as at reporting

date is provided for in

full. These estimates are reviewed
annually and are

discounted using a

pre-tax risk-free rate

that is adjusted to

reflect the current

market assessments of

the time
value of money and the risks specific to the obligation.
Annual changes

in the

provision consist

of financing

expenses relating

to the

change in

the present

value of

the provision

and
inflationary increases in the provision, as well as changes in estimates.
The present value

of dismantling and

removing the asset

created (decommissioning liabilities)

are capitalised to

property,

plant
and equipment against an increase in the rehabilitation provision. If a decrease in the liability exceeds the carrying amount of the
asset, the excess is recognised in profit or loss. If the asset value is increased and there is an indication that the revised carrying
value is not

recoverable, an impairment

test is performed

in accordance

with the accounting

policy dealing with

impairments of
property,

plant

and

equipment.

Over

time,

the

liability

is

increased

to

reflect

an

interest

element,

and

the

capitalised

cost

is
depreciated over the life of the related asset. Cash costs incurred to rehabilitate these disturbances are charged to the provision and are presented as investing activities in the statement of cash flows.
The present value

of environmental rehabilitation

costs relating to

the production of

inventories and sites

without related assets
(restoration liabilities) as

well as changes

therein are expensed

as incurred and

presented as operating

costs. Cash costs

incurred
to

rehabilitate

these

disturbances

are

presented

as

operating

activities

in

the

statement

of

cash

flows.

The

cost

of

ongoing
rehabilitation is recognised in profit or loss as incurred.
Amounts in R million Note 2021 2020
Opening balance

568.9 682.6
Unwinding of provision 7 44.7 52.0
Change in estimate of environmental rehabilitation recognised in profit or loss (a) 5.1 (12.4) (21.9)
Change in estimate of environmental rehabilitation recognised to decommissioning asset (b) 9 26.4 (113.6)
Environmental rehabilitation payments (c) (56.8) (30.2)
To

reduce decommissioning liabilities
(51.0) (22.1)
To

reduce restoration liabilities
14 (5.8) (8.1)
Closing balance 570.8 568.9
Environmental rehabilitation payments to reduce the liability (56.8) (30.2)
Ongoing rehabilitation expenditure

1
23 (48.3) (24.3)
Total

cash spent on environmental rehabilitation
(105.1) (54.5)
1

The Group also performs ongoing environmental rehabilitation arising from its current activities concurrently with production.

These costs do
not represent a reduction of the above liability and

are expensed as operating costs
Change in estimate of environmental rehabilitation recognised in profit or loss
This is as a result of changes in the estimated timing of the vegetation of reclamation sites.
(b) Change in estimate of environmental rehabilitation recognised to decommissioning asset
Increase is as a

result of an

increase in contractor rates

for the establishment of

vegetation based on

ongoing test work

performed
as well as inflationary increases on other contractor rates.
(c) Environmental rehabilitation payments
69ha of the Brakpan/Withok TSF,

20ha of the Daggafontein TSF,

6ha of the Crown Complex TSF,

and 19ha of the Driefontein 4
TSF was vegetated during the year. 1ha of the Dam 5

tailings dam was concurrently vegetated.
GROSS COST TO REHABILITATE
The Group estimates that, based

on current environmental and regulatory

requirements, the total undiscounted rehabilitation

cost
is approximately R 742.2

million (2020: R
752.5

million).